Organization and Summary of Significant Accounting Policies (Details 13) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Changes in balance sheet amounts under self insured plans
Balance, Beginning of Year	$ 420	$ 320	$ 320
Provision Charged to Expense	4,600	3,948	4,148
Payments	4,600	3,848	4,148
Balance, End of Year	$ 420	$ 420	$ 320